Fair Value Measurements - Summary of Financial Assets Measured at Fair Value (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities	$ 77,288	$ 84,993	$ 55,571
Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	103,031	119,786	109,184
Fair Value On Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	25,743	34,793	53,613
Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	77,288	84,993	55,571
Money Market Funds | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Cash Equivalents	25,743	34,793	53,613
Money Market Funds | Fair Value On Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Cash Equivalents	25,743	34,793	53,613
U.S. Treasury Securities | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities	18,575	27,004
U.S. Treasury Securities | Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities	18,575	27,004
Corporate Debt Securities | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities	58,713	57,989	55,571
Corporate Debt Securities | Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities	$ 58,713	$ 57,989	$ 55,571